Deposits - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 465,287
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	404,098	$ 385,594
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	321,141
Canada [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	270,662	269,262
United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	100,314
United States [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	89,600	73,226
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	43,832
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 43,836	$ 43,106